(Schedule of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Fair Value
Assets:
Debt and equity securities held in rabbi trusts	$ 35.9	$ 35.3	$ 25.2
Foreign exchange forward and option contracts	1.9	0.9
Total assets at fair value	37.8	36.2
Liabilities:
Deferred compensation liabilities	15.8	13.5	9.3
Contingent consideration	6.9	6.9
Foreign exchange forward and option contracts	0.3	1.4
Total liabilities at fair value	23.0	21.8
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Debt and equity securities held in rabbi trusts	23.8	22.6	13.7
Foreign exchange forward and option contracts	1.9	0.9
Total assets at fair value	25.7	23.5
Liabilities:
Deferred compensation liabilities	0	0	0
Contingent consideration	0	0
Foreign exchange forward and option contracts	0.3	1.4
Total liabilities at fair value	0.3	1.4
Significant Other Observable Inputs (Level 2)
Assets:
Debt and equity securities held in rabbi trusts	12.1	12.7	11.5
Foreign exchange forward and option contracts	0	0
Total assets at fair value	12.1	12.7
Liabilities:
Deferred compensation liabilities	15.8	13.5	9.3
Contingent consideration	0	0
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	15.8	13.5
Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	0	0	0
Foreign exchange forward and option contracts	0	0
Total assets at fair value	0	0
Liabilities:
Deferred compensation liabilities	0	0	0
Contingent consideration	6.9	6.9
Foreign exchange forward and option contracts	0	0
Total liabilities at fair value	$ 6.9	$ 6.9